Document and Entity Information	Nov. 11, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 11, 2022
Entity Registrant Name	FIRST LIGHT ACQUISITION GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40789
Entity Tax Identification Number	86-2967193
Entity Address, Address Line One	11110 Sunset Hills Road
Entity Address, Address Line Two	#2278
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	202
Local Phone Number	503-9255
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001855485
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	FLAGU
Security Exchange Name	NYSE
Class A Redeemable Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FLAG
Security Exchange Name	NYSE
Redeemable warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FLAGW
Security Exchange Name	NYSE